Disposal of Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2016	May 31, 2014	Mar. 31, 2014	May 31, 2016	May 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiaries				$ 3,760	$ 3,621
Equity ownership interest				50.00%
Boost Caring [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold			100.00%
Proceeds from disposal of subsidiaries				$ 1,496
MaxEn [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold			65.00%
Cash consideration			$ 1,560
Gain on disposal of subsidiaries					3,254
North Star [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold		100.00%
Cash consideration		$ 364			364
Gain on disposal of subsidiaries					$ 367
Dianshijingwei [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	51.00%
Cash consideration	$ 2,325
Gain on disposal of subsidiaries				3,760
Proceeds from disposal of subsidiaries				$ 1,520
Equity ownership interest				49.00%